PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .5%
Issuer Shares Value ($)
Communication Services  10.7%
Diversified Telecommunication Services 0.0%
Lumen Technologies, Inc. 1,019 12,707
Entertainment 0.7%
Activision Blizzard, Inc. 718 60,039
Electronic Arts, Inc. 263 37,861
Playtika Holding Corp.
(a)
72 1,601
Roku, Inc.
(a)
100 42,831
Take-Two Interactive Software, Inc.
(a)
104 18,036
Total 160,368
Interactive Media & Services 9.7%
Alphabet, Inc. Class A
(a)
278 749,079
Alphabet, Inc. Class C
(a)
260 703,149
Facebook, Inc. Class A
(a)
2,230 794,549
Total 2,246,777
Media 0.3%
Altice USA, Inc. Class A
(a)
194 5,962
Fox Corp. Class A 290 10,341
Fox Corp. Class B 137 4,554
Interpublic Group of Cos., Inc. (The) 368 13,013
New York Times Co. (The) Class A 148 6,479
News Corp. Class A 361 8,891
News Corp. Class B 112 2,633
Nexstar Media Group, Inc. Class A 38 5,589
Omnicom Group, Inc. 202 14,710
Total 72,172
Total Communication Services 2,492,024
Consumer Discretionary  12.2%
Distributors 0.3%
Genuine Parts Co. 344 43,661
LKQ Corp.
(a)
679 34,459
Total 78,120
Diversified Consumer Services 0.2%
H&R Block, Inc. 431 10,581
Service Corp. International 399 24,934
Terminix Global Holdings, Inc.
(a)
315 16,537
Total 52,052
Hotels, Restaurants & Leisure 4.5%
Aramark 571 20,059
Boyd Gaming Corp.
(a)
201 11,457
Darden Restaurants, Inc. 317 46,244
Hilton Worldwide Holdings, Inc.
(a)
672 88,335
Marriott Vacations Worldwide Corp.
(a)
105 15,474
McDonald's Corp. 1,830 444,159
Penn National Gaming, Inc.
(a)
387 26,463
Starbucks Corp. 2,878 349,476
Travel + Leisure Co. 211 10,930
Vail Resorts, Inc.
(a)
96 29,299
Wendy's Co. (The) 435 10,096
Total 1,051,992
Household Durables 0.9%
Lennar Corp. Class A 629 66,139
Lennar Corp. Class B 36 3,109
Mohawk Industries, Inc.
(a)
138 26,896
PulteGroup, Inc. 630 34,568
Tempur Sealy International, Inc. 438 18,952
Toll Brothers, Inc. 273 16,181
TopBuild Corp.
(a)
80 16,215
Whirlpool Corp. 148 32,788
Total 214,848
Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc. Series A 909 10,781
Common Stocks (continued)
Issuer Shares Value ($)
Wayfair, Inc. Class A
(a)
185 44,651
Total 55,432
Leisure Products 0.2%
Brunswick Corp. 185 19,314
Hayward Holdings, Inc.
(a)
94 2,264
Polaris, Inc. 139 18,219
Total 39,797
Multiline Retail 1.4%
Kohl's Corp. 388 19,711
Target Corp. 1,200 313,260
Total 332,971
Specialty Retail 4.1%
AutoNation, Inc.
(a)
125 15,166
AutoZone, Inc.
(a)
53 86,049
Dick's Sporting Goods, Inc. 151 15,725
Foot Locker, Inc. 219 12,496
L Brands, Inc.
(a)
567 45,400
Lowe's Cos., Inc. 1,726 332,583
O'Reilly Automotive, Inc.
(a)
166 100,238
Penske Automotive Group, Inc. 78 6,911
Ross Stores, Inc. 864 106,004
TJX Cos., Inc. (The) 2,962 203,815
Williams-Sonoma, Inc. 186 28,216
Total 952,603
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.
(a)
67 27,527
Tapestry, Inc.
(a)
688 29,102
Total 56,629
Total Consumer Discretionary 2,834,444
Consumer Staples  5.5%
Food & Staples Retailing 1.8%
Albertsons Cos., Inc. Class A 147 3,175
Costco Wholesale Corp. 429 184,350
Kroger Co. (The) 725 29,507
Walmart, Inc. 1,403 199,998
Total 417,030
Food Products 0.9%
Conagra Brands, Inc. 458 15,338
Darling Ingredients, Inc.
(a)
164 11,327
Hershey Co. (The) 143 25,580
Ingredion, Inc. 65 5,708
JM Smucker Co. (The) 104 13,635
Kraft Heinz Co. (The) 650 25,006
Mondelez International, Inc. Class A 1,361 86,097
Tyson Foods, Inc. Class A 280 20,009
Total 202,700
Household Products 1.8%
Colgate-Palmolive Co. 815 64,792
Procter & Gamble Co. (The) 2,372 337,370
Spectrum Brands Holdings, Inc. 40 3,494
Total 405,656
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
104 5,298
Tobacco 1.0%
Altria Group, Inc. 1,799 86,424
Philip Morris International, Inc. 1,503 150,435
Total 236,859
Total Consumer Staples 1,267,543
Energy  2.4%
Energy Equipment & Services 0.1%
NOV, Inc.
(a)
1,760 24,306

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2021 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 2.3%
Antero Midstream Corp. 1,488 14,136
Cabot Oil & Gas Corp. 1,793 28,688
Cimarex Energy Co. 449 29,275
Continental Resources, Inc. 288 9,835
DT Midstream, Inc.
(a)
212 8,989
EOG Resources, Inc. 2,637 192,132
HollyFrontier Corp. 684 20,109
Kinder Morgan, Inc. 8,884 154,404
Marathon Oil Corp. 3,538 41,005
Targa Resources Corp. 1,018 42,868
Total 541,441
Total Energy 565,747
Financials  11.1%
Banks 1.5%
Citigroup, Inc. 2,918 197,315
Citizens Financial Group, Inc. 602 25,380
Comerica, Inc. 199 13,663
First Horizon Corp. 772 11,927
KeyCorp 1,378 27,092
Popular, Inc. 118 8,586
Regions Financial Corp. 1,365 26,276
Synovus Financial Corp. 212 8,671
Umpqua Holdings Corp. 316 5,963
Wintrust Financial Corp. 82 5,855
Zions Bancorp NA 229 11,942
Total 342,670
Capital Markets 3.6%
Affiliated Managers Group, Inc. 60 9,506
BlackRock, Inc. 205 177,770
Blackstone Group, Inc. (The) 951 109,622
Evercore, Inc. Class A 56 7,403
Franklin Resources, Inc. 411 12,145
Goldman Sachs Group, Inc. (The) 474 177,693
Invesco Ltd. 479 11,678
Janus Henderson Group PLC 235 9,832
Jefferies Financial Group, Inc. 311 10,322
Lazard Ltd. Class A 143 6,750
Morgan Stanley 2,012 193,112
Raymond James Financial, Inc. 175 22,659
SEI Investments Co. 155 9,424
T Rowe Price Group, Inc. 322 65,740
Total 823,656
Consumer Finance 0.9%
Ally Financial, Inc. 521 26,758
Capital One Financial Corp. 636 102,841
Credit Acceptance Corp.
(a)
14 6,787
Discover Financial Services 434 53,955
OneMain Holdings, Inc. 176 10,736
Santander Consumer USA Holdings, Inc. 86 3,529
SLM Corp. 461 8,681
Total 213,287
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc. Class B
(a)
2,644 735,799
Voya Financial, Inc. 172 11,077
Total 746,876
Insurance 1.8%
Aflac, Inc. 955 52,525
Allstate Corp. (The) 422 54,881
American Financial Group, Inc. 95 12,017
Arthur J Gallagher & Co. 284 39,564
Athene Holding Ltd. Class A
(a)
163 10,533
Common Stocks (continued)
Issuer Shares Value ($)
Brown & Brown, Inc. 330 17,952
CNA Financial Corp. 40 1,760
Everest Re Group Ltd. 57 14,411
Hanover Insurance Group, Inc. (The) 51 6,931
Mercury General Corp. 37 2,251
MetLife, Inc. 1,061 61,220
Old Republic International Corp. 401 9,889
Prudential Financial, Inc. 563 56,458
Reinsurance Group of America, Inc. 97 10,687
Travelers Cos., Inc. (The) 358 53,313
Unum Group 295 8,083
Total 412,475
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 738 11,712
Annaly Capital Management, Inc. 1,933 16,411
Total 28,123
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc. 649 7,645
Total Financials 2,574,732
Health Care  13.0%
Biotechnology 2.1%
AbbVie, Inc. 964 112,113
Acceleron Pharma, Inc.
(a)
28 3,502
Alnylam Pharmaceuticals, Inc.
(a)
61 10,915
Amgen, Inc. 311 75,119
Biogen, Inc.
(a)
79 25,812
BioMarin Pharmaceutical, Inc.
(a)
99 7,596
CureVac NV
(a)
27 1,330
Exact Sciences Corp.
(a)
92 9,921
Exelixis, Inc.
(a)
164 2,764
Gilead Sciences, Inc. 680 46,437
Horizon Therapeutics PLC
(a)
114 11,402
Incyte Corp.
(a)
98 7,580
Ionis Pharmaceuticals, Inc.
(a)
75 2,786
Iovance Biotherapeutics, Inc.
(a)
77 1,715
Mirati Therapeutics, Inc.
(a)
21 3,361
Moderna, Inc.
(a)
185 65,416
Natera, Inc.
(a)
42 4,810
Neurocrine Biosciences, Inc.
(a)
49 4,567
Novavax, Inc.
(a)
41 7,353
Regeneron Pharmaceuticals, Inc.
(a)
54 31,029
Sage Therapeutics, Inc.
(a)
27 1,181
Sarepta Therapeutics, Inc.
(a)
41 2,779
Seagen, Inc.
(a)
70 10,737
Ultragenyx Pharmaceutical, Inc.
(a)
35 2,794
United Therapeutics Corp.
(a)
24 4,366
Vertex Pharmaceuticals, Inc.
(a)
140 28,221
Total 485,606
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 1,871 226,354
Baxter International, Inc. 537 41,537
Becton Dickinson and Co. 307 78,515
Dentsply Sirona, Inc. 238 15,717
Envista Holdings Corp.
(a)
175 7,539
Hill-Rom Holdings, Inc. 71 9,831
Hologic, Inc.
(a)
271 20,336
ICU Medical, Inc.
(a)
21 4,269
Quidel Corp.
(a)
40 5,659
Total 409,757
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 161 19,669
Anthem, Inc. 267 102,531

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2021 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Cardinal Health, Inc. 316 18,764
Centene Corp.
(a)
638 43,773
Cigna Corp. 371 85,141
CVS Health Corp. 1,433 118,022
HCA Healthcare, Inc. 285 70,737
Laboratory Corp. of America Holdings
(a)
104 30,800
McKesson Corp. 174 35,466
Molina Healthcare, Inc.
(a)
64 17,473
Total 542,376
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. 328 50,259
Avantor, Inc.
(a)
620 23,300
Bruker Corp. 110 9,048
IQVIA Holdings, Inc.
(a)
209 51,769
Mettler-Toledo International, Inc.
(a)
25 36,843
Syneos Health, Inc.
(a)
109 9,774
Thermo Fisher Scientific, Inc. 421 227,344
Waters Corp.
(a)
66 25,727
Total 434,064
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co. 2,389 162,142
Johnson & Johnson 2,862 492,836
Merck & Co., Inc. 2,719 209,010
Organon & Co.
(a)
283 8,210
Perrigo Co. PLC 146 7,012
Pfizer, Inc. 6,047 258,872
Total 1,138,082
Total Health Care 3,009,885
Industrials  9.0%
Aerospace & Defense 0.1%
Curtiss-Wright Corp. 66 7,808
Textron, Inc. 371 25,603
Total 33,411
Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc. 273 35,012
United Parcel Service, Inc. Class B 1,160 221,978
XPO Logistics, Inc.
(a)
155 21,497
Total 278,487
Building Products 1.1%
A O Smith Corp. 214 15,051
Allegion PLC 146 19,943
Carlisle Cos., Inc. 83 16,786
Johnson Controls International PLC 1,171 83,633
Lennox International, Inc. 55 18,119
Owens Corning 167 16,059
Trane Technologies PLC 396 80,629
Total 250,220
Commercial Services & Supplies 0.5%
Cintas Corp. 145 57,156
Clean Harbors, Inc.
(a)
82 7,790
Republic Services, Inc. 343 40,598
Rollins, Inc. 365 13,990
Total 119,534
Construction & Engineering 0.2%
AECOM
(a)
228 14,355
MasTec, Inc.
(a)
94 9,516
Quanta Services, Inc. 224 20,361
Total 44,232
Electrical Equipment 0.7%
Acuity Brands, Inc. 58 10,172
AMETEK, Inc. 378 52,561
Emerson Electric Co. 973 98,166
Common Stocks (continued)
Issuer Shares Value ($)
nVent Electric PLC 272 8,598
Total 169,497
Industrial Conglomerates 0.8%
3M Co. 943 186,657
Machinery 2.1%
AGCO Corp. 99 13,079
Crane Co. 79 7,681
Deere & Co. 450 162,716
Dover Corp. 234 39,106
ITT, Inc. 141 13,805
Middleby Corp. (The)
(a)
89 17,043
Nordson Corp. 94 21,256
Oshkosh Corp. 111 13,270
Otis Worldwide Corp. 696 62,327
Parker-Hannifin Corp. 209 65,214
Pentair PLC 267 19,670
Snap-on, Inc. 86 18,746
Toro Co. (The) 172 19,563
Woodward, Inc. 92 11,184
Total 484,660
Professional Services 0.3%
Booz Allen Hamilton Holding Corp. 220 18,878
Jacobs Engineering Group, Inc. 213 28,808
ManpowerGroup, Inc. 89 10,554
Robert Half International, Inc. 179 17,580
Total 75,820
Road & Rail 1.8%
Knight-Swift Transportation Holdings, Inc. 259 12,870
Norfolk Southern Corp. 408 105,194
Old Dominion Freight Line, Inc. 165 44,410
Ryder System, Inc. 86 6,549
Schneider National, Inc. Class B 83 1,862
Union Pacific Corp. 1,084 237,136
Total 408,021
Trading Companies & Distributors 0.2%
MSC Industrial Direct Co., Inc. Class A 72 6,420
United Rentals, Inc.
(a)
118 38,887
Total 45,307
Total Industrials 2,095,846
Information Technology  27.8%
Communications Equipment 0.9%
Arista Networks, Inc.
(a)
48 18,259
Cisco Systems, Inc. 3,388 187,594
Lumentum Holdings, Inc.
(a)
60 5,039
Ubiquiti, Inc. 5 1,565
Total 212,457
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
60 7,114
CDW Corp. 112 20,535
Keysight Technologies, Inc.
(a)
147 24,189
SYNNEX Corp. 33 3,945
Vontier Corp. 133 4,302
Zebra Technologies Corp. Class A
(a)
43 23,757
Total 83,842
IT Services 3.0%
Accenture PLC Class A 506 160,746
Amdocs Ltd. 103 7,942
Automatic Data Processing, Inc. 342 71,693
Fidelity National Information Services, Inc. 494 73,631
Gartner, Inc.
(a)
66 17,472
Genpact Ltd. 145 7,222
Global Payments, Inc. 233 45,065

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2021 (Unaudited)
4 |
Common Stocks (continued)
Issuer Shares Value ($)
Paychex, Inc. 258 29,366
PayPal Holdings, Inc.
(a)
906 249,630
SolarWinds Corp.
(a)
56 629
VeriSign, Inc.
(a)
77 16,661
Western Union Co. (The) 323 7,497
Total 687,554
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc.
(a)
950 100,880
Broadcom, Inc. 319 154,842
Cirrus Logic, Inc.
(a)
46 3,799
Intel Corp. 3,262 175,235
Lam Research Corp. 117 74,577
Monolithic Power Systems, Inc. 35 15,724
ON Semiconductor Corp.
(a)
344 13,437
Qorvo, Inc.
(a)
92 17,442
QUALCOMM, Inc. 902 135,120
Skyworks Solutions, Inc. 133 24,540
Xilinx, Inc. 194 29,069
Total 744,665
Software 12.3%
Adobe, Inc.
(a)
366 227,517
ANSYS, Inc.
(a)
69 25,424
Aspen Technology, Inc.
(a)
54 7,898
Atlassian Corp. PLC Class A
(a)
102 33,162
Autodesk, Inc.
(a)
172 55,234
Bentley Systems, Inc. Class B 108 6,567
Cadence Design Systems, Inc.
(a)
216 31,892
Dolby Laboratories, Inc. Class A 51 4,952
Dropbox, Inc. Class A
(a)
240 7,558
Fair Isaac Corp.
(a)
22 11,526
Fortinet, Inc.
(a)
107 29,130
Intuit, Inc. 201 106,524
Manhattan Associates, Inc.
(a)
51 8,141
McAfee Corp. Class A 37 1,002
Microsoft Corp. 5,955 1,696,639
N-Able, Inc.
(a)
28 386
NortonLifeLock, Inc. 443 10,995
Oracle Corp. 1,392 121,299
Palo Alto Networks, Inc.
(a)
75 29,929
PTC, Inc.
(a)
84 11,378
salesforce.com, Inc.
(a)
731 176,851
ServiceNow, Inc.
(a)
154 90,535
SS&C Technologies Holdings, Inc. 177 13,875
Synopsys, Inc.
(a)
119 34,271
Teradata Corp.
(a)
89 4,420
Trade Desk, Inc. (The) Class A
(a)
343 28,095
VMware, Inc. Class A
(a)
64 9,839
Zoom Video Communications, Inc. Class A
(a)
167 63,143
Total 2,848,182
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. 12,462 1,817,707
Dell Technologies, Inc. Class C
(a)
218 21,063
HP, Inc. 978 28,235
NetApp, Inc. 182 14,486
Total 1,881,491
Total Information Technology 6,458,191
Materials  2.3%
Chemicals 1.1%
Celanese Corp. 213 33,179
CF Industries Holdings, Inc. 410 19,372
Chemours Co. (The) 320 10,640
Dow, Inc. 1,437 89,324
Common Stocks (continued)
Issuer Shares Value ($)
Eastman Chemical Co. 261 29,420
LyondellBasell Industries NV Class A 503 49,963
Mosaic Co. (The) 656 20,487
Westlake Chemical Corp. 64 5,307
Total 257,692
Construction Materials 0.1%
Eagle Materials, Inc. 78 11,023
Containers & Packaging 0.7%
Avery Dennison Corp. 157 33,077
Graphic Packaging Holding Co. 528 10,122
International Paper Co. 746 43,089
Packaging Corp. of America 177 25,045
Sealed Air Corp. 283 16,060
Sonoco Products Co. 190 12,120
Westrock Co. 495 24,359
Total 163,872
Metals & Mining 0.4%
Nucor Corp. 573 59,603
Reliance Steel & Aluminum Co. 122 19,172
Southern Copper Corp. 157 10,306
Total 89,081
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 194 10,756
Total Materials 532,424
Real Estate  3.1%
Equity Real Estate Investment Trusts (REITs) 2.8%
American Homes 4 Rent Class A 538 22,596
Brixmor Property Group, Inc. 577 13,283
CubeSmart 387 19,218
First Industrial Realty Trust, Inc. 251 13,750
Gaming and Leisure Properties, Inc. 430 20,356
Highwoods Properties, Inc. 199 9,490
Invitation Homes, Inc. 1,108 45,074
Iron Mountain, Inc. 562 24,593
Kimco Realty Corp. 804 17,149
Lamar Advertising Co. Class A 169 18,015
Life Storage, Inc. 146 17,135
Omega Healthcare Investors, Inc. 454 16,471
Public Storage 285 89,057
SBA Communications Corp. 209 71,267
Simon Property Group, Inc. 638 80,720
SL Green Realty Corp. 137 10,201
Ventas, Inc. 729 43,580
VEREIT, Inc. 446 21,841
VICI Properties, Inc. 1,059 33,030
Weingarten Realty Investors 232 7,468
Weyerhaeuser Co. 1,454 49,043
Total 643,337
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
643 62,023
Jones Lang LaSalle, Inc.
(a)
98 21,812
Total 83,835
Total Real Estate 727,172
Utilities  2.4%
Electric Utilities 1.4%
Edison International 825 44,963
Evergy, Inc. 509 33,197
IDACORP, Inc. 112 11,810
NRG Energy, Inc. 547 22,558
Pinnacle West Capital Corp. 254 21,222
PPL Corp. 1,722 48,853

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2021 (Unaudited)
| 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Southern Co. (The) 2,354 150,350
Total 332,953
Gas Utilities 0.2%
National Fuel Gas Co. 194 9,978
UGI Corp. 463 21,293
Total 31,271
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 1,477 35,005
Brookfield Renewable Corp. Class A 276 11,714
Total 46,719
Multi-Utilities 0.6%
DTE Energy Co. 425 49,861
MDU Resources Group, Inc. 442 14,020
Public Service Enterprise Group, Inc. 1,122 69,822
Total 133,703
Total Utilities 544,646
Total Common Stocks
(Cost $19,895,367) 23,102,654
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
94,209 94,209
Total Money Market Funds
(Cost $94,209) 94,209
Total Investments in Securities
(Cost $19,989,576) 23,196,863
Other Assets & Liabilities, Net 18,864
Net Assets 23,215,727
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT305_10_L01_(09/21)
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